UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6382

        Nuveen Florida Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Florida Quality Income Municipal Fund (NUF)
	July 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 12.6% (7.3% of Total Investments)
	Broward County Educational Facilities Authority, Florida, Revenue Bonds, Nova Southeastern
	University, Series 2004B:
$ 1,000	5.500%, 4/01/24	4/14 at 100.00	BBB	$1,036,580
500	5.625%, 4/01/34	4/14 at 100.00	BBB	516,635
2,000	Florida Board of Education, Lottery Revenue Bonds, Series 2001B, 5.000%, 7/01/20 – FGIC Insured	7/11 at 101.00	AAA	2,074,380
14,985	Florida State Board of Education, State University System Revenue Bonds, Series 2006A,	7/15 at 101.00	AAA	15,557,727
	5.000%, 7/01/30 – FGIC Insured (UB)
2,580	Florida State Education System, Housing Facility Revenue Bonds, Florida International	No Opt. Call	AAA	2,744,888
	University, Series 2004A, 5.000%, 7/01/14 – MBIA Insured
2,345	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic	10/14 at 100.00	AAA	2,476,273
	Facilities Improvements, Series 2004, 5.000%, 10/01/16 – AMBAC Insured
2,275	University of Central Florida, Certificates of Participation, Athletic Association, Series	10/14 at 100.00	AAA	2,378,854
	2004A, 5.125%, 10/01/21 – FGIC Insured

25,685	Total Education and Civic Organizations			26,785,337

	Health Care – 16.0% (9.3% of Total Investments)
1,000	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A	999,200
	Series 2005, 5.000%, 4/01/34
1,500	Citrus County Hospital Board, Florida, Revenue Refunding Bonds, Citrus Memorial Hospital,	8/13 at 100.00	Baa3	1,611,585
	Series 2002, 6.375%, 8/15/32
	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
1,000	5.250%, 6/01/26	6/16 at 100.00	BBB+	1,019,390
3,240	5.000%, 6/01/38	6/16 at 100.00	BBB+	3,152,876
1,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/15 at 100.00	A+	1,002,210
	Health System, Series 2005C, 5.000%, 11/15/31
	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa
	General Hospital, Series 2003B:
500	5.250%, 10/01/28	10/13 at 100.00	A3	507,190
1,590	5.250%, 10/01/34	10/13 at 100.00	A3	1,604,453
1,180	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	1,189,735
	General Hospital, Series 2006, 5.250%, 10/01/41
2,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding	10/13 at 100.00	A3	2,036,200
	Bonds, Tampa General Hospital, Series 2003A, 5.250%, 10/01/24
8,500	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds,	11/11 at 101.00	AA	8,956,620
	Mayo Clinic, Series 2001A, 5.500%, 11/15/36
3,000	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Medical Center, Series	11/16 at 100.00	A2	2,993,370
	2006, 5.000%, 11/15/32
3,430	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project,	No Opt. Call	BBB+	3,523,776
	Series 2003, 5.000%, 7/01/12
4,750	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A2	4,711,288
	Series 2007, 5.000%, 10/01/34
825	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001,	1/11 at 101.00	A2	864,237
	6.000%, 1/15/31

33,515	Total Health Care			34,172,130

	Housing/Multifamily – 9.3% (5.4% of Total Investments)
	Broward County Housing Finance Authority, Florida, GNMA Collateralized Multifamily Housing
	Revenue Refunding Bonds, Tamarac Pointe Apartments, Series 1996:
1,500	6.250%, 7/01/26	1/08 at 101.00	AAA	1,516,650
1,000	6.300%, 1/01/32	1/08 at 101.00	AAA	1,011,030
120	Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, Series 1992A,	12/07 at 100.00	AA	122,232
	6.400%, 6/01/24
1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Holly Cove Apartments, Series 1995F,	10/07 at 100.00	AAA	1,001,450
	6.150%, 10/01/25 – AMBAC Insured (Alternative Minimum Tax)
5,790	Florida Housing Finance Corporation, FNMA Revenue Bonds, Villa de Mallorca Apartments, Series	10/10 at 102.00	Aaa	5,974,527
	2000H-1, 6.000%, 7/01/33 (Alternative Minimum Tax)
3,170	Florida Housing Finance Corporation, Housing Revenue Refunding Bonds, Hunters Ridge at	12/08 at 102.00	AA	3,177,133
	Deerwood Apartments, Series 1998-0, 5.300%, 12/01/28
3,630	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	1/11 at 102.00	AAA	3,743,946
	Sunset Bay Apartments, Series 2000-5A, 5.950%, 7/01/30 – FSA Insured (Alternative Minimum Tax)
3,240	Pinellas County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Emerald	1/08 at 100.00	AAA	3,252,863
	Bay Apartments, Series 1998A, 5.000%, 4/01/28 (Mandatory put 4/01/08) (Alternative Minimum Tax)

19,450	Total Housing/Multifamily			19,799,831

	Housing/Single Family – 1.0% (0.6% of Total Investments)
530	Broward County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds,	4/10 at 25.36	Aaa	114,602
	Series 2001C, 0.000%, 4/01/33 (Alternative Minimum Tax)
380	Broward County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding	4/09 at 25.51	Aaa	86,465
	Bonds, Series 2000B, 0.000%, 4/01/29 (Alternative Minimum Tax)
260	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding Bonds,	No Opt. Call	AAA	273,234
	Series 1987G-1, 8.595%, 11/01/17
1,000	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-6, 4.625%,	1/16 at 100.00	Aa1	938,030
	7/01/31 (Alternative Minimum Tax)
70	Lee County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds,	9/07 at 105.00	Aaa	70,947
	Multi-County Program, Series 1997A, Subseries 1, 7.200%, 3/01/27 (Alternative Minimum Tax)
30	Miami-Dade County Housing Authority, Florida, Home Owner Mortgage Revenue Bonds, Series	4/08 at 101.50	Aaa	30,282
	1999A-1, 5.550%, 10/01/19 (Alternative Minimum Tax)
535	Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series	10/07 at 101.00	AAA	538,670
	1996A, 6.300%, 4/01/28 (Alternative Minimum Tax)

2,805	Total Housing/Single Family			2,052,230

	Long-Term Care – 4.8% (2.8% of Total Investments)
7,285	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,	10/09 at 101.00	A	7,500,126
	Series 1999, 5.750%, 10/01/18 – ACA Insured
	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds,
	Presbyterian Retirement Communities, Series 2004A:
1,125	5.850%, 8/01/24	8/14 at 101.00	N/R	1,198,946
1,570	5.625%, 8/01/34	8/14 at 101.00	N/R	1,612,704

9,980	Total Long-Term Care			10,311,776

	Materials – 2.3% (1.3% of Total Investments)
4,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue	4/10 at 101.00	N/R	4,901,852
	Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)

	Tax Obligation/General – 9.4% (5.4% of Total Investments)
15,925	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/12 at 101.00	AAA	16,598,150
	Series 2002B, 5.000%, 6/01/20 – MBIA Insured
3,240	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation	4/14 at 100.00	AAA	3,379,612
	Bonds, Series 2004A, 5.000%, 6/01/22 – MBIA Insured

19,165	Total Tax Obligation/General			19,977,762

	Tax Obligation/Limited – 45.7% (26.4% of Total Investments)
1,000	Alachua County School Board, Florida, Certificates of Participation, Series 2001, 5.000%,	7/11 at 101.00	Aaa	1,032,930
	7/01/21 – AMBAC Insured
3,000	Bartram Springs Community Development District, Duval County, Florida, Special Assessment	5/16 at 100.00	N/R	2,723,490
	Bonds, Series 2006, 4.750%, 5/01/34
1,055	Bay County School Board, Florida, Certificates of Participation, Series 2004, 5.000%, 7/01/24 –	7/14 at 100.00	Aaa	1,089,499
	AMBAC Insured
3,870	Broward County School Board, Florida, Certificates of Participation, Series 2004C, 5.250%,	7/14 at 100.00	AAA	4,093,725
	7/01/20 – FSA Insured
1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 –	10/14 at 100.00	AAA	1,558,920
	MBIA Insured
1,290	Escambia County, Florida, Tourist Development Revenue Refunding Bonds, Series 2002, 5.000%,	10/12 at 100.00	AAA	1,341,974
	10/01/18 – MBIA Insured
8,425	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2003C,	7/13 at 101.00	AAA	8,853,496
	5.000%, 7/01/19 – AMBAC Insured (UB)
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 – MBIA Insured	No Opt. Call	AAA	447,075
1,590	0.000%, 11/01/26 – MBIA Insured	No Opt. Call	AAA	650,151
3,000	Florida State Department of Management Services, Certificates of Participation, Series 2006A,	8/15 at 101.00	AAA	3,124,650
	5.000%, 8/01/23 – MBIA Insured
1,430	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2001, 5.000%,	10/11 at 100.00	AAA	1,473,229
	10/01/23 – AMBAC Insured
2,090	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	AAA	2,168,856
	10/01/22 – MBIA Insured
3,145	Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds, Series 2003C, 5.250%, 10/01/18 –	10/13 at 100.00	AAA	3,299,923
	MBIA Insured (Alternative Minimum Tax)
2,230	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, Series	10/12 at 100.00	AAA	2,316,680
	2002, 5.000%, 10/01/21 – FGIC Insured
2,750	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding and Improvement Bonds,	10/12 at 100.00	AAA	2,918,438
	Series 2002, 5.375%, 10/01/17 – FGIC Insured
1,000	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding Bonds, Series 2001,	No Opt. Call	AAA	1,095,210
	5.500%, 10/01/14 – FGIC Insured
	Lake County School Board, Florida, Certificates of Participation, Series 2004A:
1,190	5.000%, 7/01/20 – AMBAC Insured	7/14 at 100.00	AAA	1,236,089
1,340	5.000%, 7/01/22 – AMBAC Insured	7/14 at 100.00	AAA	1,387,047
1,470	5.000%, 7/01/24 – AMBAC Insured	7/14 at 100.00	AAA	1,518,069
5,130	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	AAA	5,411,073
	10/01/17 – AMBAC Insured
	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special
	Assessment Bonds, Commercial Project, Series 2002A:
1,975	5.500%, 5/01/22 – RAAI Insured	5/12 at 102.00	AA	2,072,901
850	5.625%, 5/01/32 – RAAI Insured	5/12 at 102.00	AA	889,211
1,200	North Dade Community Development District, Florida, Special Assessment Bonds, Series 2007A,	5/17 at 100.00	N/R	1,199,172
	5.350%, 5/01/38 (WI/DD, Settling 8/13/07)
2,475	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and	8/10 at 102.00	AA	2,643,077
	Improvement Development Unit 19, Series 2000, 6.100%, 8/01/21 – RAAI Insured
2,000	Opa-Locka, Florida, Capital Improvement Revenue Bonds, Series 1994, 6.125%, 1/01/24 –	1/08 at 100.00	AAA	2,003,700
	FGIC Insured
8,000	Orange County School Board, Florida, Certificates of Participation, Series 2006A, 5.000%,	8/16 at 100.00	AAA	8,248,560
	8/01/30 – FGIC Insured (UB)
2,440	Orange County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	Aaa	2,526,644
	8/01/22 – AMBAC Insured
	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A:
1,665	5.125%, 1/01/20 – FGIC Insured	1/13 at 100.00	AAA	1,742,556
3,400	5.125%, 1/01/23 – FGIC Insured	1/13 at 100.00	AAA	3,539,128
2,040	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.250%,	8/12 at 100.00	AAA	2,140,388
	8/01/21 – FSA Insured
1,500	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AAA	1,553,265
	8/01/22 – FGIC Insured
1,350	Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 9/01/21 – MBIA Insured	9/13 at 100.00	AAA	1,409,238
825	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	AA	834,174
	5.000%, 5/01/30 – RAAI Insured
5,000	Sumter County, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.000%, 6/01/36 –	6/16 at 100.00	AAA	5,163,700
	AMBAC Insured
11,815	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%, 10/01/14 –	10/12 at 100.00	AAA	12,601,052
	FSA Insured
1,000	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%, 12/01/24 –	12/14 at 100.00	Aaa	1,039,420
	FSA Insured

95,080	Total Tax Obligation/Limited			97,346,710

	Transportation – 39.6% (22.9% of Total Investments)
2,225	Broward County, Florida, Airport System Revenue Bonds, Series 2001-J1, 5.250%, 10/01/21 –	10/11 at 101.00	AAA	2,299,471
	AMBAC Insured (Alternative Minimum Tax)
12,000	Dade County, Florida, Aviation Revenue Bonds, Series 1996A, 5.750%, 10/01/26 – MBIA Insured	10/07 at 101.00	AAA	12,199,920
	(Alternative Minimum Tax)
3,500	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 1997,	10/07 at 101.00	AAA	3,539,970
	5.250%, 10/01/23 – FGIC Insured (Alternative Minimum Tax)
4,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AAA	4,110,160
	5.125%, 10/01/21 – FSA Insured (Alternative Minimum Tax)
2,500	Lee County, Florida, Airport Revenue Bonds, Series 2006, 5.000%, 10/01/33 – FSA Insured	10/15 at 100.00	AAA	2,569,850
1,000	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/14 –	No Opt. Call	AAA	1,065,570
	AMBAC Insured
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B:
3,955	5.250%, 7/01/17 – FGIC Insured	7/14 at 100.00	AAA	4,247,314
2,000	5.250%, 7/01/18 – FGIC Insured	7/14 at 100.00	AAA	2,132,260
2,000	5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	AAA	2,076,260
17,430	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2006,	7/16 at 100.00	AAA	18,096,175
	5.000%, 7/01/31 – AMBAC Insured (UB)
2,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series	7/11 at 101.00	Aaa	2,074,380
	2001, 5.000%, 7/01/21 – FGIC Insured
12,820	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	AAA	13,008,069
	5.000%, 10/01/38 – CIFG Insured (Alternative Minimum Tax) (UB)
7,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 1998A,	10/08 at 101.00	AAA	7,584,825
	5.000%, 10/01/24 – FGIC Insured (Alternative Minimum Tax)
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 1998C,	10/08 at 101.00	AAA	4,047,560
	5.000%, 10/01/23 – MBIA Insured (Alternative Minimum Tax)
5,000	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Series 2005, 5.000%,	7/15 at 101.00	AAA	5,346,600
	7/01/16 – AMBAC Insured

81,930	Total Transportation			84,398,384

	U.S. Guaranteed – 16.9% (9.7% of Total Investments) (4)
1,500	Bradford County Health Facility Authority, Florida, Revenue Refunding Bonds, Santa Fe	No Opt. Call	AAA	1,664,940
	Healthcare Inc., Series 1993, 6.050%, 11/15/16 (ETM)
750	Gainesville, Florida, Utilities System Revenue Bonds, Series 2003A, 5.250%, 10/01/21	10/13 at 100.00	AA (4)	806,468
	(Pre-refunded 10/01/13)
2,600	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/11 at 101.00	A+ (4)	2,836,106
	Health System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31 (Pre-refunded 11/15/11)
3,580	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of	4/14 at 100.00	AAA	3,805,791
	Miami, Series 2004A, 5.000%, 4/01/20 (Pre-refunded 4/01/14) – AMBAC Insured
8,175	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001, 6.000%,	1/11 at 101.00	A2 (4)	8,800,469
	1/15/31 (Pre-refunded 1/15/11)
5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/12 at 101.00	A2 (4)	5,356,550
	System/Sunbelt Obligated Group, Series 2002, 5.250%, 11/15/18 (Pre-refunded 11/15/12)
3,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	12/12 at 100.00	A (4)	3,262,470
	Healthcare System, Series 2002, 5.750%, 12/01/32 (Pre-refunded 12/01/12)
2,070	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	10/11 at 101.00	Aa1 (4)	2,201,838
	2001, 5.250%, 10/01/17 (Pre-refunded 10/01/11)
2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26	7/12 at 101.00	AAA	2,140,420
	(Pre-refunded 7/01/12) – FSA Insured
4,625	South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32	5/12 at 101.00	AA– (4)	5,013,408
	(Pre-refunded 5/01/12)

33,300	Total U.S. Guaranteed			35,888,460

	Utilities – 8.7% (5.0% of Total Investments)
4,800	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue	10/12 at 100.00	Baa2	4,934,256
	Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13
9,440	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series	10/11 at 100.00	Aa2	9,836,386
	2002-17, 5.000%, 10/01/15
1,220	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	10/11 at 101.00	Aa1	1,290,345
	2001, 5.250%, 10/01/17
445	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series	10/12 at 100.00	Aa1	469,689
	2002C, 5.250%, 10/01/17
650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%,	10/15 at 100.00	AAA	676,702
	10/01/25 – AMBAC Insured
1,170	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%, 10/01/25 –	10/15 at 100.00	AAA	1,218,064
	AMBAC Insured

17,725	Total Utilities			18,425,442

	Water and Sewer – 6.8% (3.9% of Total Investments)
1,500	Hollywood, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2003,	10/13 at 100.00	Aaa	1,566,585
	5.000%, 10/01/20 – FSA Insured
	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A:
3,235	5.000%, 10/01/18 – FGIC Insured	10/13 at 100.00	AAA	3,387,563
5,090	5.000%, 10/01/19 – FGIC Insured	10/13 at 100.00	AAA	5,318,745
3,000	5.000%, 10/01/23 – FGIC Insured	10/13 at 100.00	AAA	3,111,027
1,065	Lee County Industrial Development Authority, Florida, Utilities Revenue Bonds, Bonita Springs	11/12 at 100.00	AAA	1,090,077
	Utilities Inc. Project, Series 2002, 5.000%, 11/01/19 – MBIA Insured (Alternative Minimum Tax)

13,890	Total Water and Sewer			14,473,997

$ 357,125	Total Long-Term Investments (cost $360,840,004) – 173.1%			368,533,911

	Short-Term Investments – 0.0% (0.0% of Total Investments)
$ 50	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1+	50,000
	Obligations, Series 1985, 3.490%, 12/01/15 – MBIA Insured (5)

	Total Short-Term Investments (cost $50,000)			50,000

	Total Investments (cost $360,890,004) – 173.1%			368,583,911

	Floating Rate Obligations – (19.3)%			(41,110,000)

	Other Assets Less Liabilities – 1.2%			2,446,718

	Preferred Shares, at Liquidation Value – (55.0)%			(117,000,000)

	Net Assets Applicable to Common Shares – 100%			$212,920,629

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At July 31, 2007, the cost of investments was $319,773,943.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$ 9,064,557
Depreciation	(1,364,800)

Net unrealized appreciation (depreciation) of investments	$ 7,699,757

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Florida Quality Income Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2007

* Print the name and title of each signing officer under his or her signature.